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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas			77046
(Address of principal executive offices)			(Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	04/30/10

Item 1.  Reports to Stockholders.

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2010

Total Return for the 6 Months Ended April 30, 2010
Class A	Class B	Class C	Class I	Class R	Class W
10.42%	10.06%	10.05%	10.66%	10.31%	10.38%

50/50 Blended Index[1]	MSCI Japan Index[2]	MSCI All Country Asia Pacific Free ex-Japan Index[3]	MSCI All Country Asia Pacific Index[4]	Lipper Pacific Region Funds Index[5]
9.04%	7.73%	10.09%	9.09%	12.90%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In Japan's equity market, weakness early in the reporting period reflected investors' concern over deflation, the yen's continuous appreciation and dilution from equity finance. October consumer prices fell a record 2.5 percent on a year-over-year basis, and a lack of leadership in the new government to tackle deflationary pressures disappointed investors. The yen continued to rise against the dollar, touching a 14-year high in November. A series of equity finance announcements also weighed on investor sentiment. Japanese companies have been demanding substantial amounts of issuance without a compelling story for how they will put the money to use, causing concern among investors. The equity offerings totaled more than $50 billion in 2009, the largest amount in the past two decades.

However, in December stock prices bounced back sharply with the TOPIX1, a broad-based measure of stock prices on the Tokyo Stock Exchange, climbing 8.05 percent during the month. The catalyst was a major reversal of the yen triggered by the Bank of Japan's monetary easing with a new ¥10 trillion credit program. The Tokyo market began 2010 on a strong note, backed by continuous buying from foreign investors. A series of economic figures released in the U.S. and China, which showed that a healthy cyclical recovery was underway, fueled stock prices' upward momentum, sending the TOPIX to a January high of 966.40 by mid-month, a 6.5 percent rise from the beginning of the year. However, concerns over possible monetary tightening in China, together with the proposal of "Volcker Plan" (a plan for financial sector reform) in the U.S., damped market enthusiasm. In addition, the sovereign debt issues in Europe caused a stock market correction worldwide and further weakness in the euro. Investor sentiment toward exporters was dampened by Toyota's trouble with sudden acceleration in some of its cars and renewed strength in the yen.

The January U.S. job data announced in early February became an inflection point in the equity markets. A smaller-than-expected non-farm payroll increase surprised investors and renewed their confidence on economic recovery, bringing equity markets back to an upward trend. The Bank of Japan added another ¥10 trillion credit facility into the market in March, prompting the yen's depreciation and sending Japanese stock prices higher.

Asia ex-Japan shifted from an early recovery phase to late recovery as domestic consumption and investment activities improved on the back of strong corporate and government balance sheets. Long-term asset prices, such as property prices, returned to pre-crisis levels in many Asian countries amid normalization in consumer confidence levels. At the margin, the pace of Asian earnings upgrades has started to flatten after a series of upgrades over the past few quarters. Inflation rates are moving into Asia's traditional "sweet spot" between 3 percent and 5 percent; however, we remain cognizant of the threat of rising inflation from the increase in commodity prices and its impact on interest rates and liquidity. With global excess capacity, we believe inflationary pressure should take time to filter through. After continued strong performance, Asia Pacific ex-Japan markets are no longer trading at crisis lows.

Performance Analysis

All share classes of Morgan Stanley Pacific Growth Fund Inc. outperformed the 50/50 Blended Index (the "Blended Index"), the MSCI Japan Index, and the MSCI All Country Asia Pacific Index, and underperformed the Lipper Pacific Region Funds Index, while Class A, Class I, Class R, and Class W shares outperformed and Class B and Class C shares underperformed the MSCI All Country Asia Pacific Free ex-Japan Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

Overall, stock selection was the primary contributor to performance relative to the Blended Index, while asset allocation had a relatively neutral effect. From a top-down perspective, the Fund's relative overweight exposure to Indonesia and Korea contributed to performance but was mostly offset by the negative influence of an overweight exposure to China and the portfolio's cash position.

From a bottom-up perspective, stock selection in Japan was the largest contributor. Within the Japan portion of the portfolio, sector allocation was the primary driver of relative performance, especially the Fund's underweight to domestic-oriented sectors (such as financials and utilities) and overweight to selected information technology stocks that we believe should be well-positioned to benefit from global economic recovery. In the rest of Asia, stock selection in Korea and Hong Kong was also additive to relative performance. However, stock selection in China and Australia detracted from performance over the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

1 The TOPIX, also known as the Tokyo Stock Price Index, is a capitalization weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

TOP 10 HOLDINGS as of 04/30/10
Samsung Electronics Co., Ltd.	1.8%
Canon, Inc.	1.5
Dr Reddy's Laboratories Ltd.	1.4
Toyota Motor Corp.	1.4
Nintendo Co., Ltd.	1.3
HON HAI Precision Industry Co., Ltd.	1.3
Mitsubishi Corp.	1.3
Nissan Motor Co., Ltd.	1.3
China Construction Bank Corp. (H Shares)	1.3
Ricoh Co., Ltd.	1.3
TOP FIVE COUNTRIES as of 04/30/10
Japan	44.1%
Australia	10.9
South Korea	8.2
China	7.2
Taiwan	5.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, China, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the

SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 800 959 4246. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site. This information is also available on the SEC's web site at http://www.sec.gov.

Important Notice Regarding Delivery of Security Holder Documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2010
Symbol	Class A Shares* (since 07/28/97) TGRAX	Class B Shares** (since 11/30/90) TGRBX	Class C Shares† (since 07/28/97) TGRCX	Class I Shares†† (since 07/28/97) TGRDX	Class R Shares# (since 03/31/08) TGRRX	Class W Shares## (since 03/31/08) TGRWX
1 Year	39.84%[6] 32.50 [7]	38.81%[6] 33.81 [7]	38.85%[6] 37.85 [7]	40.24%[6] —	39.48%[6] —	39.63%[6] —
5 Years	8.85 [6] 7.68 [7]	8.05 [6] 7.75 [7]	8.05 [6] 8.05 [7]	9.13 [6] —	— —	— —
10 Years	3.06 [6] 2.51 [7]	2.42 [6] 2.42 [7]	2.30 [6] 2.30 [7]	3.32 [6] —	— —	— —
Since Inception	1.33 [6] 0.90 [7]	4.70 [6] 4.70 [7]	0.60 [6] 0.60 [7]	1.58 [6] —	–3.99 [6] —	–3.86 [6] —
Gross Expense Ratio	1.88	2.63	2.63	1.63	2.13	1.98

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.invesco.com/ or speak with your Financial Advisor***. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

***  On June 1, 2010, Invesco completed its acquisition of Morgan Stanley's retail asset management business. This Fund was included in that acquisition and as of that date, became Invesco Pacific Growth Fund. Please visit www.invesco.com/transition for more information or call Invesco's Client Services team at 800 959 4246.

(1)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Effective January 1, 2010, the Fund's benchmark changed from the 50/50 Blended Index to the MSCI All Country Asia Pacific Index.

(2)  The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in Asia Pacific Region, excluding Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(5)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Pacific Region Funds classification as of the date of this report.

(6)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(7)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/09 – 04/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/09	04/30/10	11/01/09 – 04/30/10
Class A
Actual (10.42% return)	$1,000.00	$1,104.20	$9.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.02	$8.85
Class B
Actual (10.06% return)	$1,000.00	$1,100.60	$13.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.30	$12.57
Class C
Actual (10.05% return)	$1,000.00	$1,100.50	$13.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.30	$12.57
Class I
Actual (10.66% return)	$1,000.00	$1,106.60	$7.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.26	$7.60
Class R
Actual (10.31% return)	$1,000.00	$1,103.10	$10.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.78	$10.09
Class W
Actual (10.38% return)	$1,000.00	$1,103.80	$9.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.52	$9.35

  @  Expenses are equal to the Fund's annualized expense ratios of 1.77%, 2.52%, 2.52%, 1.52%, 2.02%, and 1.87% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	Australia (a)(10.9%)
	Airlines
193,703	Qantas Airways Ltd. (b)	$503,152
	Biotechnology
16,411	CSL Ltd.	492,444
	Capital Markets
32,649	Macquarie Group Ltd.	1,489,469
	Chemicals
264,877	Incitec Pivot Ltd.	780,115
35,389	Nufarm Ltd.	248,548
		1,028,663
	Commercial Banks
35,642	Australia & New Zealand Banking Group Ltd.	786,259
53,657	National Australia Bank Ltd.	1,371,386
46,153	Westpac Banking Corp.	1,147,030
		3,304,675
	Construction & Engineering
4,418,850	Boart Longyear Group (b)	1,320,235
	Industrial Conglomerates
336,118	CSR Ltd.	542,628
	Insurance
74,777	QBE Insurance Group Ltd.	1,455,000
	Media
464,718	Fairfax Media Ltd.	732,455
	Metals & Mining
19,472	BHP Billiton Ltd.	711,361
267,638	BlueScope Steel Ltd. (b)	642,315
11,444	Rio Tinto Ltd.	744,506
		2,098,182
	Oil, Gas & Consumable Fuels
140,268	Centennial Coal Co. Ltd.	543,846
259,501	Paladin Energy Ltd. (b)	940,184
		1,484,030

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
46,401	Billabong International Ltd.	$487,476
	Total Australia	14,938,409
	Bermuda (a)(3.4%)
	Distributors
130,000	Li & Fung Ltd. (c)	631,702
	Electric Utilities
26,000	Cheung Kong Infrastructure Holdings Ltd. (c)	96,945
	Metals & Mining
196,400	Aquarius Platinum Ltd. (d)	1,260,627
	Real Estate Management & Development
116,000	Hongkong Land Holdings Ltd.	612,805
21,000	Kerry Properties Ltd. (c)	96,739
		709,544
	Specialty Retail
86,690	Esprit Holdings Ltd. (c)	620,371
4,023,160	GOME Electrical Appliances Holdings Ltd. (b)(c)	1,287,893
		1,908,264
	Total Bermuda	4,607,082
	Cayman Islands (a)(1.4%)
	Food Products
352,000	Want Want China Holdings Ltd. (c)	263,284
	Machinery
71,000	Sany Heavy Equipment International Holdings Co. Ltd. (b)(c)	86,449
	Metals & Mining
549,200	China Zhongwang Holdings Ltd. (b)(c)	466,964

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Personal Products
24,000	Hengan International Group Co. Ltd. (c)	$183,894
	Specialty Retail
572,000	Belle International Holdings Ltd. (c)	788,522
	Textiles, Apparel & Luxury Goods
268,000	China Dongxiang Group Co. (c)	180,073
	Total Cayman Islands	1,969,186
	China (a)(7.2%)
	Automobiles
381,000	Dongfeng Motor Group Co., Ltd. (H Shares) (c)	536,733
	Beverages
34,000	Tsingtao Brewery Co. Ltd. (H Shares) (c)	167,078
	Commercial Banks
780,900	Bank of China Ltd. (H Shares) (c)	401,729
621,000	China Citic Bank Corp. Ltd. (H Shares) (c)	408,492
2,126,000	China Construction Bank Corp. (H Shares) (c)	1,722,011
1,450,000	Industrial & Commercial Bank of China (H Shares) (c)	1,063,710
		3,595,942
	Diversified Telecommunication Services
1,180,000	China Telecom Corp. Ltd. (H Shares) (c)	539,146
	Energy Equipment & Services
28,000	China Oilfield Services Ltd. (H Shares) (c)	39,243
	Independent Power Producers & Energy Traders
20,000	China Longyuan Power Group Corp. (H Shares) (b)(c)	21,095

NUMBER OF SHARES		VALUE
	Insurance
323,000	China Life Insurance Co. Ltd. (H Shares) (c)	$1,470,382
137,400	China Pacific Insurance Group Co. Ltd. (H Shares) (c)	562,651
117,500	Ping An Insurance Group Co. of China Ltd. (H Shares) (c)	1,003,809
		3,036,842
	Investment Company
100,000	Investment Co. of China (e)(f)	0
	Oil, Gas & Consumable Fuels
356,000	China Coal Energy Co. (c)	533,171
1,038,000	China Petroleum & Chemical Corp. (H Shares) (c)	830,222
468,000	PetroChina Co. Ltd. (H Shares) (c)	539,529
		1,902,922
	Total China	9,839,001
	Hong Kong (a)(5.1%)
	Commercial Banks
126,500	BOC Hong Kong Holdings Ltd.	305,382
6,700	Hang Seng Bank Ltd.	91,410
		396,792
	Diversified Telecommunication Services
540,000	China Unicom Hong Kong Ltd.	673,509
	Electric Utilities
14,000	CLP Holdings Ltd.	97,965
	Gas Utilities
91,000	Hong Kong & China Gas Co., Ltd.	220,767
	Independent Power Producers & Energy Traders
367,800	China Resources Power Holdings Co., Ltd.	740,335

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
58,500	Beijing Enterprises Holdings Ltd.	$379,020
58,000	Hutchison Whampoa Ltd.	397,418
186,000	Shanghai Industrial Holdings Ltd.	800,660
		1,577,098
	Metals & Mining
292,000	Fushan International Energy Group Ltd.	203,828
	Real Estate Management & Development
37,000	Cheung Kong Holdings Ltd.	458,754
217,800	New World Development Ltd.	385,448
363,000	Sino-Ocean Land Holdings Ltd.	281,093
138,250	Wharf Holdings Ltd.	745,983
		1,871,278
	Wireless Telecommunication Services
116,500	China Mobile Ltd.	1,139,190
	Total Hong Kong	6,920,762
	India (a)(3.2%)
	Commercial Banks
220,800	Yes Bank Ltd. (b)	1,413,332
	Machinery
52,393	Tata Motors Ltd.	1,015,907
	Pharmaceuticals
67,879	Dr Reddys Laboratories Ltd.	1,891,027
	Total India	4,320,266
	Indonesia (a)(4.8%)
	Automobiles
212,500	Astra International Tbk PT	1,098,729
	Commercial Banks
1,309,500	Bank Central Asia Tbk PT	788,821
933,500	Bank Rakyat Indonesia	922,662
		1,711,483

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services
1,133,500	Telekomunikasi Indonesia Tbk PT	$974,885
	Food Products
717,000	Indofood Sukses Makmur Tbk PT	305,957
	Gas Utilities
974,000	Perusahaan Gas Negara PT	437,320
	Oil, Gas & Consumable Fuels
2,101,000	Bumi Resources Tbk PT	544,586
	Pharmaceuticals
2,777,500	Kalbe Farma Tbk PT	631,983
	Real Estate Management & Development
7,443,000	Bumi Serpong Damai PT	691,032
	Wireless Telecommunication Services
285,500	Indosat Tbk PT	184,436
	Total Indonesia	6,580,411
	Japan (a)(44.1%)
	Auto Components
34,500	Nifco, Inc.	770,669
12,800	Toyoda Gosei Co. Ltd.	351,528
		1,122,197
	Automobiles
197,700	Nissan Motor Co., Ltd. (b)	1,731,617
46,500	Suzuki Motor Corp.	981,638
47,800	Toyota Motor Corp.	1,846,040
48,200	Yamaha Motor Co., Ltd. (b)	710,213
		5,269,508
	Building Products
34,000	Daikin Industries Ltd.	1,288,217
162,000	Nippon Sheet Glass Co., Ltd.	536,236
110,000	Sanwa Holdings Corp.	409,802
		2,234,255

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals
156,000	Daicel Chemical Industries Ltd.	$995,697
209,000	Denki Kagaku Kogyo KK	934,041
131,000	Kaneka Corp.	819,881
30,600	Lintec Corp.	584,552
143,000	Mitsubishi Chemical Holdings Corp.	762,905
65,500	Shin-Etsu Polymer Co., Ltd.	493,694
213,000	Teijin Ltd.	674,923
111,000	Toyo Ink Manufacturing Co., Ltd.	469,164
		5,734,857
	Commercial Services & Supplies
66,000	Dai Nippon Printing Co., Ltd.	910,490
11,400	Nissha Printing Co., Ltd.	398,514
		1,309,004
	Computers & Peripherals
241,000	Fujitsu Ltd.	1,705,811
295,000	NEC Corp.	974,519
258,000	Toshiba Corp. (b)	1,479,367
		4,159,697
	Construction & Engineering
54,000	Kyudenko Corp.	314,163
46,000	Maeda Road Construction Co., Ltd.	393,485
171,000	Obayashi Corp.	763,518
29,000	Sanki Engineering Co., Ltd.	235,212
		1,706,378
	Consumer Finance
45,900	Hitachi Capital Corp.	693,588
	Diversified Telecommunication Services
19,700	Nippon Telegraph & Telephone Corp.	799,644
	Electric Utilities
20,400	Tokyo Electric Power Co., Inc. (The)	511,823

NUMBER OF SHARES		VALUE
	Electrical Equipment
173,000	Furukawa Electric Co., Ltd.	$853,989
	Electronic Equipment, Instruments & Components
36,100	FUJIFILM Holdings Corp.	1,239,285
28,600	Hitachi High-Technologies Corp.	628,334
219,000	Hitachi Ltd. (b)	961,069
15,000	Kyocera Corp.	1,475,360
42,400	Mitsumi Electric Co., Ltd.	926,862
23,600	Ryosan Co., Ltd.	629,449
18,400	TDK Corp.	1,164,920
		7,025,279
	Food & Staples Retailing
27,100	FamilyMart Co., Ltd.	933,241
	Food Products
23,700	House Foods Corp.	341,523
42,000	Nippon Meat Packers, Inc.	526,598
		868,121
	Household Durables
74,200	Casio Computer Co., Ltd.	582,125
99,700	Panasonic Corp.	1,457,458
138,000	Sekisui Chemical Co., Ltd.	942,623
83,000	Sekisui House Ltd.	792,060
34,300	Sony Corp.	1,172,545
		4,946,811
	Leisure Equipment & Products
50,800	Yamaha Corp.	626,049
	Machinery
109,000	Amada Co., Ltd.	895,468
77,500	Daifuku Co., Ltd.	580,967
22,300	Fuji Machine Manufacturing Co., Ltd.	378,367
54,000	Fujitec Co., Ltd.	312,136
28,600	Kurita Water Industries Ltd.	824,347
127,000	Minebea Co., Ltd.	734,191
316,000	Mitsubishi Heavy Industries Ltd.	1,271,949
151,000	Tsubakimoto Chain Co.	693,031
		5,690,456

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Media
24,100	Toho Co., Ltd.	$416,359
	Metals & Mining
174,000	Mitsui Mining & Smelting Co., Ltd.	478,769
95,000	Nippon Steel Corp.	339,736
		818,505
	Office Electronics
44,700	Canon, Inc.	2,040,777
100,000	Ricoh Co., Ltd.	1,709,279
		3,750,056
	Pharmaceuticals
35,100	Astellas Pharma, Inc.	1,231,826
60,000	Daiichi Sankyo Co., Ltd.	1,043,860
23,400	Ono Pharmaceutical Co., Ltd.	966,902
		3,242,588
	Road & Rail
13,700	East Japan Railway Co.	915,051
	Semiconductors & Semiconductor Equipment
14,700	Rohm Co., Ltd.	1,093,256
	Software
5,400	Nintendo Co., Ltd.	1,814,887
	Textiles, Apparel & Luxury Goods
44,000	Nisshinbo Holdings, Inc.	468,966
	Trading Companies & Distributors
142,000	Marubeni Corp.	841,300
73,000	Mitsubishi Corp.	1,732,272
51,000	Nagase & Co., Ltd.	607,428
		3,181,000
	Total Japan	60,185,565
	Malaysia (a)(1.0%)
	Commercial Banks
159,700	CIMB Group Holdings BHD	707,484

NUMBER OF SHARES		VALUE
	Construction & Engineering
201,460	IJM Corp. BHD	$310,120
	Diversified Financial Services
240,500	AMMB Holdings BHD	374,563
	Total Malaysia	1,392,167
	Philippines (a)(1.0%)
	Diversified Financial Services
158,000	Ayala Corp.	1,195,977
2,198,000	Metro Pacific Investments Corp. (b)	155,176
	Total Philippines	1,351,153
	Singapore (a)(1.7%)
	Commercial Banks
35,000	DBS Group Holdings Ltd.	387,759
68,600	Oversea-Chinese Banking Corp., Ltd.	435,490
22,500	United Overseas Bank Ltd.	329,663
		1,152,912
	Food Products
993,000	Golden Agri-Resources Ltd. (b)	417,995
157,000	Indofood Agri Resources Ltd. (b)	267,970
		685,965
	Industrial Conglomerates
20,000	Keppel Corp., Ltd.	142,078
	Oil, Gas & Consumable Fuels
83,000	Straits Asia Resources Ltd.	121,093
	Real Estate Management & Development
81,000	CapitaLand Ltd.	218,604
	Total Singapore	2,320,652
	South Korea (a)(7.9%)
	Auto Components
1,033	Hyundai Mobis	171,548

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Automobiles
2,772	Hyundai Motor Co.	$338,778
30,920	Kia Motors Corp.	755,168
		1,093,946
	Chemicals
68	Cheil Industries, Inc.	4,848
2,458	LG Chem Ltd.	625,249
2,877	OCI Co., Ltd.	547,201
19,649	SSCP Co., Ltd. (b)	134,120
		1,311,418
	Commercial Banks
1,288	KB Financial Group, Inc.	62,269
2,100	Korea Exchange Bank	25,634
16,874	Shinhan Financial Group Co., Ltd.	712,829
22,060	Woori Finance Holdings Co. Ltd.	348,525
		1,149,257
	Construction & Engineering
2,303	Hyundai Engineering & Construction Co., Ltd.	110,887
	Diversified Telecommunication Services
10,690	KT Corp.	477,074
10,160	LG Telecom Ltd.	76,407
		553,481
	Electronic Equipment, Instruments & Components
21,880	LG Display Co., Ltd.	927,494
7,400	LG Display Co., Ltd. (ADR) (f)	156,140
		1,083,634
	Food & Staples Retailing
1,008	Shinsegae Co., Ltd.	462,368
	Household Durables
19,000	Woongjin Coway Co., Ltd.	625,375
	Information Technology Services
8,550	SK C&C Co., Ltd.	502,661

NUMBER OF SHARES		VALUE
	Insurance
167	Samsung Fire & Marine Insurance Co., Ltd.	$30,807
3,330	Samsung Life Insurance Co. Ltd. (b)(f)(g)	330,491
		361,298
	Internet Software & Services
777	NHN Corp. (b)	129,693
	Media
1,285	Cheil Worldwide, Inc. (f)	404,624
	Metals & Mining
576	POSCO	258,681
	Personal Products
11	Amorepacific Corp.	8,303
	Semiconductors & Semiconductor Equipment
3,330	Samsung Electronics Co., Ltd.	2,518,534
	Software
784	NCSoft Corp.	116,476
	Total South Korea	10,862,184
	Taiwan (a)(5.6%)
	Capital Markets
501,000	Yuanta Financial Holding Co., Ltd.	297,578
	Communications Equipment
15,935	HTC Corp.	212,843
	Computers & Peripherals
202,409	Acer, Inc.	548,733
211,000	Asustek Computer, Inc.	404,977
248,000	Lite-On Technology Corp.	327,685
103,238	Wistron Corp.	197,516
		1,478,911
	Diversified Financial Services
433,000	Fubon Financial Holding Co., Ltd. (b)	525,540

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Equipment, Instruments & Components
596,980	AU Optronics Corp.	$694,315
382,488	HON HAI Precision Industry Co., Ltd.	1,786,584
56,000	Prime View International Co. Ltd. (b)	107,733
		2,588,632
	Food Products
313,000	Uni-President Enterprises Corp.	346,741
	Insurance
355,900	Cathay Financial Holding Co., Ltd. (b)	567,096
	Metals & Mining
534,000	China Steel Corp.	569,054
	Semiconductors & Semiconductor Equipment
195,000	Siliconware Precision Industries Co.	238,235
435,143	Taiwan Semiconductor Manufacturing Co., Ltd.	848,734
		1,086,969
	Total Taiwan	7,673,364
	Thailand (a)(0.5%)
	Oil, Gas & Consumable Fuels
21,700	Banpu PCL (NVDR)	425,622
	Wireless Telecommunication Services
188,200	Total Access Communication PCL (NVDR)	197,088
	Total Thailand	622,710
	Total Common Stocks (Cost $118,035,723)	133,582,912

NUMBER OF SHARES		VALUE
	Preferred Stock (0.3%)
	South Korea (a)
	Semiconductors & Semiconductor Equipment
1,002	Samsung Electronics Co., Ltd. (Cost $367,503)	$474,965

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Malaysia
	Construction & Engineering
20,146	IJM Corp. BHD (Cost $1,490) (b)	10/24/14	7,149

NUMBER OF SHARES (000)
	Short-Term Investment (1.9%)
	Investment Company
2,545	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,545,207)	2,545,207
Total Investments (Cost $120,949,923) (h)(i)	100.0%	136,610,233
Liabilities in Excess of Other Assets	0.0	(58,013)
Net Assets	100.0%	$136,552,220

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2010 (unaudited) continued

  ADR  American Depositary Receipt.

  NVDR  Non-Voting Depositary Receipt.

  (a)  Securities with a total market value equal to $133,166,622 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.

  (b)  Non-income producing security.

  (c)  Security trades on the Hong Kong exchange.

  (d)  Security trades on the Australian Securities Exchange.

  (e)  Resale is restricted to qualified institutional investors.

  (f)  Security noted was not fair valued in accordance with (a) above.

  (g)  Security purchased on a when-issued basis.

  (h)  Securities have been designated as collateral in connection with securities purchased on a when-issued basis.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $25,436,321 and the aggregate gross unrealized depreciation is $9,776,011 resulting in net unrealized appreciation of $15,660,310.

Forward Foreign Currency Contracts Open at April 30, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,111	HKD	8,625	05/03/10	$0
	$11,065	IDR	99,802,053	05/03/10	7
	$52,240	IDR	471,203,056	05/03/10	35
	$54,768	KRW	60,627,972	05/03/10	(67)
HKD	12,880		$1,658	05/03/10	(1)
	$31,515	AUD	33,902	05/04/10	(146)
	$33,636	IDR	302,893,578	05/04/10	(33)
	$10,431	IDR	93,931,344	05/04/10	(10)
KRW	10,733,102		$9,609	05/06/10	(75)
Net Unrealized Depreciation					$(290)

Currency Abbreviations:

AUD  Australian Dollar.

HKD  Hong Kong Dollar.

IDR  Indonesian Rupiah.

KRW  South Korean Won.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  April 30, 2010 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$13,431,877	9.8%
Electronic Equipment, Instruments & Components	10,697,545	7.8
Chemicals	8,074,938	5.9
Automobiles	7,998,916	5.9
Machinery	6,792,812	5.0
Pharmaceuticals	5,765,598	4.2
Metals & Mining	5,675,841	4.1
Computers & Peripherals	5,638,608	4.1
Household Durables	5,572,186	4.1
Insurance	5,420,236	4.0
Semiconductors & Semiconductor Equipment	5,173,724	3.8
Oil, Gas & Consumable Fuels	4,478,253	3.3
Office Electronics	3,750,056	2.7
Diversified Telecommunication Services	3,540,665	2.6
Real Estate Management & Development	3,490,458	2.6
Construction & Engineering	3,454,769	2.5
Trading Companies & Distributors	3,181,000	2.3
Specialty Retail	2,696,786	2.0
Investment Companies	2,545,207	1.9
Food Products	2,470,068	1.8
Industrial Conglomerates	2,261,804	1.7
Diversified Financial Services	2,251,256	1.6
Building Products	2,234,255	1.6
Software	1,931,363	1.4
Capital Markets	1,787,047	1.3
Media	1,553,438	1.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Wireless Telecommunication Services	$1,520,714		1.1%
Food & Staples Retailing	1,395,609		1.0
Commercial Services & Supplies	1,309,004		1.0
Auto Components	1,293,745		0.9
Textiles, Apparel & Luxury Goods	1,136,515		0.8
Road & Rail	915,051		0.7
Electrical Equipment	853,989		0.6
Independent Power Producers & Energy Traders	761,430		0.6
Electric Utilities	706,733		0.5
Consumer Finance	693,588		0.5
Gas Utilities	658,087		0.5
Distributors	631,702		0.5
Leisure Equipment & Products	626,049		0.5
Airlines	503,152		0.4
Information Technology Services	502,661		0.4
Biotechnology	492,444		0.4
Communications Equipment	212,843		0.2
Personal Products	192,197		0.1
Beverages	167,078		0.1
Internet Software & Services	129,693		0.1
Energy Equipment & Services	39,243		0.0
	$136,610,233	^	100.0%

  ^  Does not include open forward foreign currency contracts with net unrealized depreciation of $290.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $118,404,716)	$134,065,026
Investment in affiliate, at value (cost $2,545,207)	2,545,207
Unrealized appreciation on open forward foreign currency contracts	42
Cash (including foreign currency valued at $135,719 with a cost of $136,096)	127,347
Receivable for:
Investments sold	946,753
Dividends	574,534
Foreign withholding taxes reclaimed	172,446
Capital stock sold	55,878
Dividends from affiliate	170
Prepaid expenses and other assets	35,497
Total Assets	138,522,900
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	332
Payable for:
Investments purchased	1,482,692
Capital stock redeemed	127,730
Investment advisory fee	98,583
Distribution fee	37,656
Transfer agent fee	24,286
Administration fee	9,098
Accrued expenses and other payables	190,303
Total Liabilities	1,970,680
Net Assets	$136,552,220
Composition of Net Assets:
Paid-in-capital	$157,573,160
Net unrealized appreciation	15,640,275
Accumulated net investment loss	(336,699)
Accumulated net realized loss	(36,324,516)
Net Assets	$136,552,220
Class A Shares:
Net Assets	$111,265,966
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	5,181,915
Net Asset Value Per Share	$21.47
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$22.66
Class B Shares:
Net Assets	$10,671,885
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	524,463
Net Asset Value Per Share	$20.35
Class C Shares:
Net Assets	$6,159,515
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	302,417
Net Asset Value Per Share	$20.37
Class I Shares:
Net Assets	$8,252,483
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	378,793
Net Asset Value Per Share	$21.79
Class R Shares:
Net Assets	$91,830
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	4,291
Net Asset Value Per Share	$21.40
Class W Shares:
Net Assets	$110,541
Shares Outstanding (500,000,000 shares authorized, $.01 par value)	5,164
Net Asset Value Per Share	$21.41

Statement of Operations

For the six months ended April 30, 2010 (unaudited)

Net Investment Loss: Income
Dividends (net of $69,530 foreign withholding tax)	$952,063
Income from securities loaned - net	15,175
Dividends from affiliate	841
Interest	178
Total Income	968,257
Expenses
Investment advisory fee	566,500
Distribution fee (Class A shares)	137,388
Distribution fee (Class B shares)	55,026
Distribution fee (Class C shares)	29,361
Distribution fee (Class R shares)	219
Distribution fee (Class W shares)	186
Transfer agent fees and expenses	144,691
Custodian fees	65,248
Administration fee	52,092
Professional fees	46,084
Shareholder reports and notices	45,824
Registration fees	33,986
Directors' fees and expenses	12,366
Other	23,593
Total Expenses	1,212,564
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(802)
Net Expenses	1,211,762
Net Investment Loss	(243,505)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	6,553,054
Forward foreign currency contracts	(4,108)
Foreign currency translation	(23,753)
Net Realized Gain	6,525,193
Change in Unrealized Appreciation/Depreciation on:
Investments	6,709,357
Forward foreign currency contracts	(460)
Foreign currency translation	(10,936)
Net Change in Unrealized Appreciation/Depreciation	6,697,961
Net Gain	13,223,154
Net Increase	$12,979,649

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2010	FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$(243,505)	$278,734
Net realized gain (loss)	6,525,193	(15,251,171)
Net change in unrealized appreciation/depreciation	6,697,961	46,943,359
Net Increase	12,979,649	31,970,922
Dividends to Shareholders from Net Investment Income:
Class A shares	(265,025)	(798,622)
Class I shares	(8,390)	(4,893)
Class R shares	(43)	(551)
Class W shares	(233)	(631)
Total Dividends	(273,691)	(804,697)
Net decrease from capital stock transactions	(924,998)	(13,200,451)
Net Increase	11,780,960	17,965,774
Net Assets:
Beginning of period	124,771,260	106,805,486
End of Period (Including accumulated net investment loss of $336,699 and accumulated undistributed net investment income of $180,497, respectively)	$136,552,220	$124,771,260

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering of Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the "Transaction"). In contemplation of the Transaction, the Directors of the Fund approved an Agreement and Plan of Reorganization (the "Reorganization"), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Directors appointed, and the Board of Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Director. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

As of April 30, 2010, there were no securities out on loan.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Common Stocks
Airlines	$503,152	—	$503,152	—
Auto Components	1,293,745	—	1,293,745	—
Automobiles	7,998,916	—	7,998,916	—
Beverages	167,078	—	167,078	—
Biotechnology	492,444	—	492,444	—
Building Products	2,234,255	—	2,234,255	—
Capital Markets	1,787,047	—	1,787,047	—
Chemicals	8,074,938	—	8,074,938	—
Commercial Banks	13,431,877	—	13,431,877	—
Commercial Services & Supplies	1,309,004	—	1,309,004	—
Communications Equipment	212,843	—	212,843	—
Computers & Peripherals	5,638,608	—	5,638,608	—
Construction & Engineering	3,447,620	—	3,447,620	—
Consumer Finance	693,588	—	693,588	—
Distributors	631,702	—	631,702	—
Diversified Financial Services	2,251,256	—	2,251,256	—
Diversified Telecommunication Services	3,540,665	—	3,540,665	—
Electric Utilities	706,733	—	706,733	—
Electrical Equipment	853,989	—	853,989	—
Electronic Equipment, Instruments & Components	10,697,545	$156,140	10,541,405	—
Energy Equipment & Services	39,243	—	39,243	—

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Food & Staples Retailing	$1,395,609	—	$1,395,609	—
Food Products	2,470,068	—	2,470,068	—
Gas Utilities	658,087	—	658,087	—
Household Durables	5,572,186	—	5,572,186	—
Independent Power Producers & Energy Traders	761,430	—	761,430	—
Industrial Conglomerates	2,261,804	—	2,261,804	—
Information Technology Services	502,661	—	502,661	—
Insurance	5,420,236	$330,491	5,089,745	—
Internet Software & Services	129,693	—	129,693	—
Investment Company	0	—	0	—
Leisure Equipment & Products	626,049	—	626,049	—
Machinery	6,792,812	—	6,792,812	—
Media	1,553,438	404,624	1,148,814	—
Metals & Mining	5,675,841	—	5,675,841	—
Office Electronics	3,750,056	—	3,750,056	—
Oil, Gas & Consumable Fuels	4,478,253	—	4,478,253	—
Personal Products	192,197	—	192,197	—
Pharmaceuticals	5,765,598	—	5,765,598	—
Real Estate Management & Development	3,490,458	—	3,490,458	—
Road & Rail	915,051	—	915,051	—
Semiconductors & Semiconductor Equipment	4,698,759	—	4,698,759	—
Software	1,931,363	—	1,931,363	—
Specialty Retail	2,696,786	—	2,696,786	—
Textiles, Apparel & Luxury Goods	1,136,515	—	1,136,515	—
Trading Companies & Distributors	3,181,000	—	3,181,000	—
Wireless Telecommunication Services	1,520,714	—	1,520,714	—
Total Common Stocks	133,582,912	891,255	132,691,657	—
Preferred Stock	474,965	—	474,965	—
Warrants	7,149	7,149	—	—
Short-Term Investment - Investment Company	2,545,207	2,545,207	—	—
Forward Foreign Currency Contracts	42	—	42	—
Total	$136,610,275	$3,443,611	$133,166,664	—
Liabilities:
Forward Foreign Currency Contracts	$(332)	—	$(332)	—

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Forward Foreign Currency Contracts The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended April 30, 2010, the value of forward foreign currency contracts opened and closed were $12,349,919 and $15,951,050, respectively.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$42	Unrealized depreciation on open forward foreign currency contracts	$(332)

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED LOSS ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$(4,108)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$(460)

4. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets exceeding $2 billion.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Advisers, the Sub-Advisers provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Directors. The Investment Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $43,049,100 at April 30, 2010.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2010, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35% respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $5,545 and $137, respectively and received $11,576 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $802 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $841

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $12,385,122 and $10,850,984, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $23,263,936 and $26,173,819, respectively.

For the six months ended April 30, 2010, the Fund incurred brokerage commissions of $11,702 and $4,830 with Morgan Stanley & Co., Inc. and Citigroup, Inc., respectively, both affiliates of the Investment Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Sub-Advisers, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2010, included in "directors' fees and expenses" in the Statement of Operations amounted to $10,480. At April 30, 2010, the Fund had an accrued pension liability of $63,449, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

At April 30, 2010, investments in securities of issuers in Japan represented 44.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

At April 30, 2010, the Fund's cash balance consisted principally of interest bearing deposits with State Street, the Fund's custodian.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2009, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through.

9. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2010 (unaudited) continued

10. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	220,327	$4,585,239	538,954	$9,081,288
Conversion from Class B	9,154	180,131	19,036	288,950
Reinvestment of dividends	12,780	258,535	55,481	785,057
Redeemed	(557,416)	(11,512,945)	(1,250,891)	(19,143,990)
Net decrease — Class A	(315,155)	(6,489,040)	(637,420)	(8,988,695)
CLASS B SHARES
Sold	32,479	644,185	38,250	641,638
Conversion to Class A	(8,687)	(180,131)	(19,991)	(288,950)
Redeemed	(106,275)	(2,074,361)	(293,162)	(4,439,695)
Net decrease — Class B	(82,483)	(1,610,307)	(274,903)	(4,087,007)
CLASS C SHARES
Sold	25,452	495,214	25,529	426,142
Redeemed	(28,285)	(547,150)	(45,667)	(678,214)
Net decrease — Class C	(2,833)	(51,936)	(20,138)	(252,072)
CLASS I SHARES
Sold	354,749	7,373,365	9,882	177,706
Reinvestment of dividends	393	8,050	327	4,685
Redeemed	(7,536)	(156,557)	(4,197)	(71,499)
Net increase — Class I	347,606	7,224,858	6,012	110,892
CLASS R SHARES
Sold	—	13	40	750
Reinvestment of dividends	—	—	39	551
Redeemed	(40)	(779)	—	—
Net increase (decrease) — Class R	(40)	(766)	79	1,301
CLASS W SHARES
Sold	275	5,593	762	14,499
Reinvestment of dividends	2	45	45	631
Redeemed	(172)	(3,445)	—	—
Net increase — Class W	105	2,193	807	15,130
Net decrease in Fund	(52,800)	$(924,998)	(925,563)	$(13,200,451)

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.48		$14.61		$29.20		$19.55		$15.51	$13.01
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		0.06		0.16		0.02		0.01	0.01
Net realized and unrealized gain (loss)	2.07		4.94		(14.66)		9.66		4.03	2.49
Total income (loss) from investment operations	2.04		5.00		(14.50)		9.68		4.04	2.50
Less dividends from net investment income	(0.05)		(0.13)		(0.09)		(0.03)		–	–
Net asset value, end of period	$21.47		$19.48		$14.61		$29.20		$19.55	$15.51
Total Return(2)	10.42	%(6)	34.66%		(49.79)%		49.59%		26.05%	19.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.77	%(4)(7)	1.88	%(4)	1.72	%(4)	1.67	%(4)	1.77%	1.81%
Net investment income (loss)	(0.28	)%(4)(7)	0.37	%(4)	0.67	%(4)	0.10	%(4)	0.04%	0.06%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$111,266		$107,103		$89,605		$193,477		$135,555	$118,778
Portfolio turnover rate	18	%(6)	33%		42%		50%		41%	25%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.49		$13.83		$27.75		$18.70		$14.95	$12.64
Income (loss) from investment operations:
Net investment loss(1)	(0.10)		(0.06)		(0.04)		(0.15)		(0.13)	(0.10)
Net realized and unrealized gain (loss)	1.96		4.72		(13.88)		9.20		3.88	2.41
Total income (loss) from investment operations	1.86		4.66		(13.92)		9.05		3.75	2.31
Net asset value, end of period	$20.35		$18.49		$13.83		$27.75		$18.70	$14.95
Total Return(2)	10.06	%(6)	33.69%		(50.16)%		48.40%		25.08%	18.28%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.52	%(4)(7)	2.63	%(4)	2.47	%(4)	2.43	%(4)	2.52%	2.56%
Net investment loss	(1.03	)%(4)(7)	(0.38	)%(4)	(0.17	)%(4)	(0.66	)%(4)	(0.71)%	(0.69)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$10,672		$11,221		$12,198		$39,328		$43,199	$50,266
Portfolio turnover rate	18	%(6)	33%		42%		50%		41%	25%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.51		$13.85		$27.77		$18.71		$14.95	$12.63
Income (loss) from investment operations:
Net investment loss(1)	(0.10)		(0.06)		(0.00)		(0.14)		(0.11)	(0.09)
Net realized and unrealized gain (loss)	1.96		4.72		(13.92)		9.20		3.87	2.41
Total income (loss) from investment operations	1.86		4.66		(13.92)		9.06		3.76	2.32
Net asset value, end of period	$20.37		$18.51		$13.85		$27.77		$18.71	$14.95
Total Return(2)	10.05	%(6)	33.65%		(50.13)%		48.42%		25.15%	18.37%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.52	%(4)(7)	2.63	%(4)	2.38	%(4)	2.43	%(4)	2.48%	2.55%
Net investment loss	(1.03	)%(4)(7)	(0.38	)%(4)	(0.01	)%(4)	(0.66	)%(4)	(0.67)%	(0.68)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$6,160		$5,649		$4,506		$10,995		$8,027	$6,197
Portfolio turnover rate	18	%(6)	33%		42%		50%		41%	25%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.77		$14.83		$29.64		$19.85		$15.71	$13.14
Income (loss) from investment operations:
Net investment income(1)	0.09		0.11		0.22		0.09		0.05	0.11
Net realized and unrealized gain (loss)	2.02		5.02		(14.88)		9.78		4.09	2.46
Total income (loss) from investment operations	2.11		5.13		(14.66)		9.87		4.14	2.57
Less dividends from net investment income	(0.09)		(0.19)		(0.15)		(0.08)		–	–
Net asset value, end of period	$21.79		$19.77		$14.83		$29.64		$19.85	$15.71
Total Return(2)	10.66	%(6)	35.11%		(49.69)%		49.89%		26.35%	19.56%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.52	%(4)(7)	1.63	%(4)	1.48	%(4)	1.43	%(4)	1.52%	1.56%
Net investment income (loss)	(0.03	)%(4)(7)	0.62	%(4)	0.93	%(4)	0.34	%(4)	0.29%	0.31%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	–	–
Supplemental Data:
Net assets, end of period, in thousands	$8,252		$616		$373		$1,291		$2,120	$7,484
Portfolio turnover rate	18	%(6)	33%		42%		50%		41%	25%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.41		$14.58		$23.52
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.05)		0.02		0.09
Net realized and unrealized gain (loss)	2.05		4.94		(9.03)
Total income (loss) from investment operations	2.00		4.96		(8.94)
Less dividends from net investment income	(0.01)		(0.13)		–
Net asset value, end of period	$21.40		$19.41		$14.58
Total Return(2)	10.31	%(6)	34.35%		(38.01	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.02	%(4)(7)	2.13	%(4)	2.01	%(4)(7)
Net investment income (loss)	(0.53	)%(4)(7)	0.12	%(4)	0.71	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$92		$84		$62
Portfolio turnover rate	18	%(6)	33%		42%

  @@@  The date shares were first issued

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2010		FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.43		$14.60		$23.52
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)		0.05		0.11
Net realized and unrealized gain (loss)	2.06		4.93		(9.03)
Total income (loss) from investment operations	2.02		4.98		(8.92)
Less dividends from net investment income	(0.04)		(0.15)		–
Net asset value, end of period	$21.41		$19.43		$14.60
Total Return(2)	10.38	%(6)	34.48%		(37.93	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.87	%(4)(7)	1.98	%(4)	1.86	%(4)(7)
Net investment income (loss)	(0.38	)%(4)(7)	0.27	%(4)	0.86	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$111		$98		$62
Portfolio turnover rate	18	%(6)	33%		42%

  @@@  The date shares were first issued

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Special Shareholder Meeting Results (unaudited)

Approval of an Agreement and Plan of Reorganization between Morgan Stanley Pacific Growth Fund Inc. ("Acquired Fund") and AIM Investment Funds, on behalf of Invesco Pacific Growth Fund ("Acquiring Fund"), under which the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.

Number of Shares
For	Withheld	Abstain
3,100,918	185,437	189,338

Morgan Stanley Pacific Growth Fund Inc.

Privacy Policy (unaudited)

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Information below is as of June 15, 2010

Directors

David C. Arch

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Rod Dammeyer

Albert R. Dowden

Jack M. Fields

Martin L. Flanagan

Carl Frischling

Prema Mathai-Davis

Lewis F. Pennock

Larry Soll

Hugo F. Sonnenschein

Raymond Stickel, Jr.

Philip A. Taylor

Wayne W. Whalen

Officers

Bruce L. Crockett
Chair

Philip A. Taylor
President and Principal Executive Officer

Russell C. Burk
Senior Vice President and Senior Officer

John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary

Lisa O. Brinkley
Vice President

Kevin M. Carome
Vice President

Karen Dunn Kelly
Vice President

Sheri Morris
Vice President, Principal Financial Officer and Treasurer

Lance A. Rejsek
Anti-Money Laundering Compliance Officer

Todd L. Spillane
Chief Compliance Officer

Transfer Agent

Invesco Investment Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Counsel to the Independent Directors

Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Investment Adviser

Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

The Statement of Additional Information of the Fund includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund's prospectus for information on the Fund's sub-advisers.

TGRSAN
IU10-02467P-Y04/10

INVESTMENT MANAGEMENT

Morgan Stanley
Pacific Growth Fund Inc.

On June 1, 2010, Invesco completed its acquisition of Morgan Stanley's retail asset management business. This fund was included in that acquisition and as of that date, became Invesco Pacific Growth Fund. Please visit www.invesco.com/transition for more information or call Invesco's Client Services team at 800 959 4246.

Invesco Distributors, Inc.

Semiannual Report

April 30, 2010

ITEM 2.          CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)                                                                              As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended.  Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)                                                                             There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

12(a) (1)                Not applicable.

12(a) (2)                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)                Not applicable.

12(b)                      Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 8, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.